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TYPE						13F-HR
PERIOD					03/31/07
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	March 31, 2007
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[  ] is a restatement.
						[ x] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	President and CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	April 30, 2007

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		52
Form 13F Information Table Value Total:		811499
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109     9725 232600.00SH       SOLE                232600.00
American International Group   COM              026874107     9592 173828.00SH       SOLE                173828.00
Amgen Inc                      COM              031162100     7405 112300.00SH       SOLE                112300.00
Amsouth Bancorporation         COM              032165102     4972 227650.00SH       SOLE                227650.00
Baker Hughes Inc               COM              057224107     5589 166500.00SH       SOLE                166500.00
Bank of America Corp           COM              060505104    10819 136900.00SH       SOLE                136900.00
Bed Bath & Beyond Inc          COM              075896100     5903 152050.00SH       SOLE                152050.00
Cardinal Health Inc            COM              14149Y108     7782 121025.00SH       SOLE                121025.00
Charter One Financial, Inc     COM              160903100     5935 190335.00SH       SOLE                190335.00
ChevronTexaco Corp             COM              166764100     3911 54170.00 SH       SOLE                 54170.00
Cinergy Corp                   COM              172474108     4928 133950.00SH       SOLE                133950.00
Cisco Systems Inc              COM              17275R102     6644 395700.00SH       SOLE                395700.00
Citigroup Inc                  COM              172967101    13715 320450.00SH       SOLE                320450.00
Clear Channel Communications   COM              184502102     6231 147000.00SH       SOLE                147000.00
Coca-Cola Co                   COM              191216100     6666 143630.00SH       SOLE                143630.00
Consumer Discretionary Select  COM              81369Y407     4309 159050.00SH       SOLE                159050.00
Cooper Cameron Corp            COM              216640102     4675 92800.00 SH       SOLE                 92800.00
Costco Wholesale Corp.         COM              22160K105     8449 230850.00SH       SOLE                230850.00
Dell Computer Corp             COM              247025109     7637 239850.00SH       SOLE                239850.00
DuPont E I de Nemours & Co     COM              263534109     5912 141990.00SH       SOLE                141990.00
Exxon Mobil Corporation        COM              30231G102    16016 446014.00SH       SOLE                446014.00
Family Dollar Stores           COM              307000109    10888 285400.00SH       SOLE                285400.00
Fastenal Co.                   COM              311900104     4028 118200.00SH       SOLE                118200.00
First Data Corporation         COM              319963104     8947 215900.00SH       SOLE                215900.00
General Dynamics Corp          COM              369550108     4773 65830.00 SH       SOLE                 65830.00
General Electric Co            COM              369604103    15915 554925.00SH       SOLE                554925.00
General Mills                  COM              370334104     5364 113150.00SH       SOLE                113150.00
Home Depot, Inc                COM              437076102     6884 207850.00SH       SOLE                207850.00
Hovnanian Enterprises          COM              442487203      837 14200.00 SH       SOLE                 14200.00
I Shares S&P 500 Index Fund    COM              464287200     1164 11900.00 SH       SOLE                 11900.00
ITT Industries Inc             COM              450911102     7161 109400.00SH       SOLE                109400.00
Intel Corp                     COM              458140100     8082 388350.00SH       SOLE                388350.00
International Business Machine COM              459200101     8600 104246.00SH       SOLE                104246.00
International Paper            COM              460146103     4539 127050.00SH       SOLE                127050.00
Johnson & Johnson              COM              478160104    13233 255950.00SH       SOLE                255950.00
Lincoln National Corp          COM              534187109     6885 193250.00SH       SOLE                193250.00
Linear Technology Corp         COM              535678106     3390 104700.00SH       SOLE                104700.00
Marsh & Mclennan Cos Inc       COM              571748102     9780 191500.00SH       SOLE                191500.00
McGraw-Hill Companies Inc      COM              580645109     5382 86800.00 SH       SOLE                 86800.00
Medtronic Inc                  COM              585055106    10822 225600.00SH       SOLE                225600.00
Merck & Co                     COM              589331107    10539 174050.00SH       SOLE                174050.00
Microsoft Corp                 COM              594918104    18063 704470.00SH       SOLE                704470.00
Nasdaq-100 Index Tracking Stoc COM              631100104     4575 152750.00SH       SOLE                152750.00
Omnicom Group                  COM              681919106     5901 82300.00 SH       SOLE                 82300.00
Oracle Corporation             COM              68389X105     5777 481050.00SH       SOLE                481050.00
Pepsico Inc                    COM              713448108     4204 94475.00 SH       SOLE                 94475.00
Pfizer Inc                     COM              717081103    17882 523645.00SH       SOLE                523645.00
Pitney-Bowes                   COM              724479100     6716 174850.00SH       SOLE                174850.00
Procter & Gamble               COM              742718109     9437 105820.00SH       SOLE                105820.00
SBC Communications Inc         COM              78387G103     5348 209305.00SH       SOLE                209305.00
SLM Holding Corp               COM              78442P106     5358 136800.00SH       SOLE                136800.00
Southern Co                    COM              842587107     4967 159400.00SH       SOLE                159400.00
Stryker Corp                   COM              863667101     5723 82500.00 SH       SOLE                 82500.00
Symantec Corp                  COM              871503108     4534 103250.00SH       SOLE                103250.00
Sysco Corp                     COM              871829107     5440 181100.00SH       SOLE                181100.00
T Rowe Price Group Inc         COM              74144T108     5883 155750.00SH       SOLE                155750.00
U S Bancorp                    COM              902973304    10389 424050.00SH       SOLE                424050.00
United Technologies Corp       COM              913017109     7225 102000.00SH       SOLE                102000.00
Verizon Communications         COM              92343V104     6925 175550.00SH       SOLE                175550.00
Viacom Inc - Class B           COM              925524308     5171 118443.00SH       SOLE                118443.00
Wal-Mart Stores Inc            COM              931142103    15610 290850.00SH       SOLE                290850.00
Wells Fargo Company            COM              949746101     8422 167100.00SH       SOLE                167100.00

REPORT SUMMARY			52 DATA RECORDS		     811499		     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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